Stock-Based Compensation - Options Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Apr. 28, 2024	Apr. 30, 2023
Number of Options
Outstanding, beginning balance (in shares)	4,223,335,000
Granted (in shares)	1,605,234,000
Exercised (in shares)	(47,395,000)
Cancelled or expired (in shares)	(1,089,473,000)
Outstanding, ending balance (in shares)	4,691,701,000	4,223,335,000
Exercisable (in shares)	2,495,483,000
Weighted-average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 5,330
Granted (in dollars per share)	11.70
Exercised (in dollars per share)	3.55
Cancelled or expired (in dollars per share)	8.58
Outstanding, ending balance (in dollars per share)	6.76	$ 5,330
Exercisable (in dollars per share)	$ 4.37
Weighted-average Remaining Contractual Term (in years)	6 years 5 months 4 days	6 years 6 months 21 days
Exercisable, Weighted-average Remaining Contractual Term (in years)	4 years 6 months
Aggregate Intrinsic Value (in thousands)	$ 0	$ 16,628
Aggregate Intrinsic Value (in thousands), Exercised	$ 92
Previously Reported
Number of Options
Outstanding, beginning balance (in shares)	2,284,399,000
Outstanding, ending balance (in shares)		2,284,399,000
Weighted-average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 9.84
Outstanding, ending balance (in dollars per share)		$ 9.84
Weighted-average Remaining Contractual Term (in years)		6 years 6 months 21 days
Aggregate Intrinsic Value (in thousands)		$ 16,628
Retroactive application of reverse recapitalization
Number of Options
Outstanding, beginning balance (in shares)	1,938,936,000
Outstanding, ending balance (in shares)		1,938,936,000
Weighted-average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ (4.51)
Outstanding, ending balance (in dollars per share)		$ (4.51)
Aggregate Intrinsic Value (in thousands)		$ 0